Staff expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Staff Expenses

Staff expenses
	2017	2016	2015
Salaries	3,273	3,224	3,221
Pension costs and other staff-related benefit costs	381	344	275
Social security costs	499	512	514
Share-based compensation arrangements	74	75	76
External employees	716	636	634
Education	76	70	68
Other staff costs	183	178	184

	5,202	5,039	4,972

Summary of Number of Employees

Number of employees
	Netherlands			International			Total
	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]
Continuing operations - average number of employees at full time equivalent basis	13,141	13,660	14,586	38,363	38,283	38,134	51,504	51,943	52,720
Discontinued operations - average number of employees at full time equivalent basis			2,652			2,181			4,833

Total average number of employees at full time equivalent basis	13,141	13,660	17,238	38,363	38,283	40,315	51,504	51,943	57,553

1	Continuing operations - average number of employees includes, on an average basis, employees of the discontinued operations of NN Group as NN Group was deconsolidated from ING Group at the end of May 2015. Staff expenses for the five months ending 31 May 2015, was included in the Consolidated statement of profit or loss of ING Group in the line item Net result from discontinued operations. Reference is made to Note 27 ‘Discontinued operations’.

Summary of Changes in Option Rights Outstanding

Changes in option rights outstanding
	Options outstanding (in numbers)			Weighted average exercise price (in euros)
	2017	2016	2015	2017	2016	2015
Opening balance	25,574,912	37,311,131	52,559,607	15.53	17.54	16.95
Exercised	–2,216,764	–1,583,072	–3,251,420	5.89	5.40	5.97

Forfeited	–168,007	–244,959	–410,847	14.26	16.89	18.05
Expired	–8,048,161	–9,908,188	–11,586,209	24.18	24.67	18.13

Closing balance	15,141,980	25,574,912	37,311,131	12.36	15.53	17.54

Summary of Stock Options Outstanding and Exercisable

Summary of stock options outstanding and exercisable
	Options outstanding and exercisable as at 31 December			Weighted average remaining contractual life			Weighted average exercise price
Range of exercise price in euros	2017	2016	2015	2017	2016	2015	2017	2016	2015
0.00 – 5.00	2,294,423	3,086,449	3,817,765	1.21	2.21	3.22	2.88	2.88	2.89
5.00 – 10.00	3,754,542	5,248,657	6,213,999	2.21	3.21	4.21	7.38	7.37	7.37
10.00 – 15.00	110,086	137,706	139,841	0.71	1.71	2.72	14.35	14.35	14.35
15.00 – 20.00	8,982,929	9,460,529	10,061,265	0.21	1.21	2.21	16.84	16.83	16.87
20.00 – 25.00		7,295,027	7,608,639		0.23	1.24		24.62	24.62
25.00 – 30.00		346,544	9,469,622		0.38	0.30		25.42	25.17

	15,141,980	25,574,912	37,311,131

Summary of Changes in Share Awards

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair value (in euros)
	2017	2016	2015	2017	2016	2015
Opening balance	8,382,963	8,737,014	12,706,264	10.44	10.04	7.37
Granted	5,006,120	6,822,320	6,194,253	13.20	10.20	13.00
Performance effect	379,934	543,891	453,699	10.47	8.68	6.40
Vested	–6,328,318	–7,569,972	–10,374,131	11.40	9.65	8.38
Forfeited	–218,420	–150,290	–243,071	10.83	10.58	8.91

Closing balance	7,222,279	8,382,963	8,737,014	11.46	10.44	10.04